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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CinFin Capital Management
            ------------------------------------------
Address:    6200 South Gilmore Road
            ------------------------------------------
            Fairfield, Ohio 45014
            ------------------------------------------

 Form 13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven A. Soloria
          --------------------------------------------
Title:    Vice President
          --------------------------------------------
Phone:    (513) 870-2620
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Steven A. Soloria              Fairfield, Ohio              August 12, 2004
----------------------        -------------------------         ---------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  1
                                              -----------------------

Form 13F Information Table Entry Total:                            41
                                              -----------------------

Form 13F Information Table Value Total:      $                166,637
                                              -----------------------
                                                    (thousands)

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE
 CAPITAL MGMT
 HLDG LTD PART     Common        01855A101          621        18,300    SH             SOLE                 18,300       --      --
ALLTEL CORP        Common        020039103       12,866       254,174    SH             SOLE                254,174       --      --
ALTRIA GROUP INC   Common        02209S103          516        10,300    SH             SOLE                 10,300       --      --
AVERY DENNISON
 CORP              Common        053611109          787        12,300    SH             SOLE                 12,300       --      --
BB & T CORP        Common        054937107          595        16,100    SH             SOLE                 16,100       --      --
CHEVRONTEXACO
 CORPORATION       Common        166764100        6,237        66,273    SH             SOLE                 66,273       --      --
BROADWING          Common        171871106           91        20,600    SH             SOLE                 20,600       --      --
CINCINNATI
 FINANCIAL CORP    Common        172062101       31,651       727,274    SH             SOLE                727,274       --      --
CINERGY CORP       Common        172474108        1,744        45,900    SH             SOLE                 45,900       --      --
CINTAS CORP        Common        172908105          706        14,800    SH             SOLE                 14,800       --      --
COMMERCIAL NET
 LEASE REALTY      Common        202218103          315        18,300    SH             SOLE                 18,300       --      --
CONVERGYS CORP     Common        212485106          277        18,000    SH             SOLE                 18,000       --      --
DUKE ENERGY CORP   Common        264399106          488        24,075    SH             SOLE                 24,075       --      --
DUKE REALTY CORP   Common        264411505          663        20,850    SH             SOLE                 20,850       --      --
EQUITABLE
 RESOURCES INC     Common        294549100        1,094        21,150    SH             SOLE                 21,150       --      --
EXXON MOBIL
 CORPORATION       Common        30231G102       28,757       647,526    SH             SOLE                647,526       --      --
FIFTH THIRD
 BANCORP           Common        316773100        5,943       110,507    SH             SOLE                110,507       --      --
FIRST MERIT
 CORPORATION       Common        337915102          659        25,000    SH             SOLE                 25,000       --      --
FORTUNE BRANDS
 INC               Common        349631101        2,610        34,600    SH             SOLE                 34,600       --      --
GENERAL ELECTRIC
 CO.               Common        369604103        1,499        46,265    SH             SOLE                 46,265       --      --
GENUINE PARTS CO   Common        372460105        1,232        31,050    SH             SOLE                 31,050       --      --
HILLENBRAND
 INDUSTRIES        Common        431573104          919        15,200    SH             SOLE                 15,200       --      --
INTEL CORP         Common        458140100          476        17,232    SH             SOLE                 17,232       --      --
JOHNSON & JOHNSON  Common        478160104        1,137        20,421    SH             SOLE                 20,421       --      --
LINCOLN NATIONAL
 CORP              Common        534187109          600        12,700    SH             SOLE                 12,700       --      --
MEDTRONIC INC      Common        585055106        1,011        20,750    SH             SOLE                 20,750       --      --
MERCK & COMPANY    Common        589331107       12,468       262,484    SH             SOLE                262,484       --      --
MICROSOFT CORP     Common        594918104          988        34,600    SH             SOLE                 34,600       --      --
MOLEX INC CLASS A  Common        608554200          405        14,850    SH             SOLE                 14,850       --      --
NATIONAL CITY
 CORPORATION       Common        635405103        3,446        98,440    SH             SOLE                 98,440       --      --
PNC FINANCIAL
 SERVICES GROUP    Common        693475105        2,420        45,600    SH             SOLE                 45,600       --      --
PFIZER INC         Common        717081103        1,180        34,408    SH             SOLE                 34,408       --      --
PIEDMONT NATURAL
 GAS               Common        720186105        1,307        30,602    SH             SOLE                 30,602       --      --
PROCTER & GAMBLE
 CORPORATION       Common        742718109       11,530       211,792    SH             SOLE                211,792       --      --
SKY FINANCIAL
 GROUP INC         Common        83080P103          789        31,900    SH             SOLE                 31,900       --      --
SYSCO CORP         Common        871829107          966        26,925    SH             SOLE                 26,925       --      --
U S BANCORP        Common        902973304        8,435       306,050    SH             SOLE                306,050       --      --
UNITED PARCEL
 SERVICE - CL B    Common        911312106        1,086        14,450    SH             SOLE                 14,450       --      --
WACHOVIA CORP.     Common        929903102          605        13,600    SH             SOLE                 13,600       --      --
WELLS FARGO & CO   Common        949746101        1,605        28,050    SH             SOLE                 28,050       --      --
WYETH              Common        983024100       15,912       440,050    SH             SOLE                440,050       --      --
                                                166,637     3,863,448                                     3,863,448